LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2020
LOANS, NET
Schedule of detailed information about loans and advances

a)   This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Direct loans -
Loans	115,213,536	91,481,200
Credit cards	5,629,189	8,479,355
Leasing receivables	5,775,917	5,978,421
Factoring receivables	2,153,689	2,015,513
Discounted notes	1,483,723	2,200,142
Advances and overdrafts in current account	52,807	162,149
Refinanced loans	1,669,395	1,186,167
Restructured loans	—	125
Total direct loans	131,978,256	111,503,072

Internal overdue loans and under legal collection loans	4,685,569	3,304,886
	136,663,825	114,807,958
Add (less) -
Accrued interest	1,197,489	870,410
Unearned interest	(201,429)	(68,689)
Total direct loans	137,659,885	115,609,679
Allowance for loan losses (c)	(9,898,760)	(5,123,962)
Total direct loans, net	127,761,125	110,485,717

Schedule of composition of gross credit balance

	2020	2019
	S/(000)	S/(000)

Direct loans	136,663,825	114,807,958
Indirect loans, Note 21(a)	20,973,810	21,081,035
Banker’s acceptances outstanding	455,343	535,222
Total	158,092,978	136,424,215

Schedule of detailed information about classification of direct loans

The movement of gross balance of loan portfolio by stages is as follows for the periods of 2020 and 2019:

Stage 1	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	business,	December
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	75,838,248	(11,454,423)	(1,156,992)	6,357,672	208,847	9,161,013	3,077,315	—	2,335,115	—	84,366,795
Residential mortgage loans	17,903,028	(2,119,501)	(85,736)	965,659	10,610	1,064,765	7,965	—	316,525	—	18,063,315
Micro-business loans	13,782,323	(12,403,714)	(395,404)	2,699,000	117,762	10,635,242	(3,006,249)	—	151,833	—	11,580,793
Consumer loans	12,222,858	(4,958,492)	(769,528)	2,018,818	21,518	1,438,695	(79,031)	—	85,666	—	9,980,504
Total	119,746,457	(30,936,130)	(2,407,660)	12,041,149	358,737	22,299,715	—	—	2,889,139	—	123,991,407

Stage 2	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	business,	December
Loans by class	2019	Stage 1	Stage 3	Stage 1	Stage 3	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	4,883,039	(6,357,672)	(1,690,324)	11,454,423	301,053	421,704	915,980	—	161,956	—	10,090,159
Residential mortgage loans	778,702	(965,659)	(276,415)	2,119,501	7,597	(317,002)	173	—	13,563	—	1,360,460
Micro-business loans	1,839,597	(2,699,000)	(1,001,599)	12,403,714	95,468	(1,283,205)	(906,426)	—	3,398	—	8,451,947
Consumer loans	2,210,504	(2,018,818)	(1,235,709)	4,958,492	62,822	(1,385,764)	(9,727)	—	2,376	—	2,584,176
Total	9,711,842	(12,041,149)	(4,204,047)	30,936,130	466,940	(2,564,267)	—	—	181,293	—	22,486,742

Stage 3	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	business,	December
Loans by class	2019	Stage 1	Stage 3	Stage 1	Stage 3	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,771,417	(208,847)	(301,053)	1,156,992	1,690,324	606,823	9,933	(14,938)	139,830	—	6,850,481
Residential mortgage loans	994,991	(10,610)	(7,597)	85,736	276,415	(207,041)	1	(8,167)	20,877	—	1,144,605
Micro-business loans	1,350,858	(117,762)	(95,468)	395,404	1,001,599	(566,112)	2,738	(3,934)	11,125	—	1,978,448
Consumer loans	848,650	(21,518)	(62,822)	769,528	1,235,709	(1,115,561)	(12,672)	(3,607)	3,588	—	1,641,295
Total	6,965,916	(358,737)	(466,940)	2,407,660	4,204,047	(1,281,891)	—	(30,646)	175,420	—	11,614,829

Consolidated 3 Stages	Balance at			Transfers		Exchange	Acquisition of	Balance at
	December 31,	Write-offs,	New loans and	between classes	Sale of loan	differences	business,	December
Loans by class	2019	net	liquidation, net	of loans	portfolio	and others	Note 2(a)	31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	84,492,704	(115,471)	10,305,011	4,003,228	(14,938)	2,636,901	—	101,307,435
Residential mortgage loans	19,676,721	(39,862)	580,584	8,139	(8,167)	350,965	—	20,568,380
Micro-business loans	16,972,778	(506,473)	9,292,398	(3,909,937)	(3,934)	166,356	—	22,011,188
Consumer loans	15,282,012	(531,964)	(530,666)	(101,430)	(3,607)	91,630	—	14,205,975
Total	136,424,215	(1,193,770)	19,647,327	—	(30,646)	3,245,852	—	158,092,978

Stage 1	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	bussiness,	December
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	74,210,068	(1,157,585)	(569,032)	1,511,304	13,724	1,608,096	370,433	—	(312,259)	163,499	75,838,248
Residential mortgage loans	16,049,110	(411,622)	(135,231)	315,586	12,980	2,108,051	2,633	—	(64,077)	25,598	17,903,028
Micro-business loans	12,236,140	(504,971)	(440,088)	491,781	12,896	1,973,561	(355,466)	—	(462)	368,932	13,782,323
Consumer loans	10,712,871	(624,147)	(307,297)	527,363	17,725	1,832,590	(17,600)	—	(9,896)	91,249	12,222,858
Total	113,208,189	(2,698,325)	(1,451,648)	2,846,034	57,325	7,522,298	−	—	(386,694)	649,278	119,746,457

Stage 2	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	bussiness,	December
Loans by class	2018	Stage 1	Stage 3	Stage 1	Stage 3	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	7,530,106	(1,511,304)	(381,261)	1,157,585	8,894	(1,960,025)	54,299	—	(20,022)	4,767	4,883,039
Residential mortgage loans	762,549	(315,586)	(142,954)	411,622	4,840	59,553	155	—	(1,813)	336	778,702
Micro-business loans	1,965,061	(491,781)	(208,610)	504,971	6,320	95,835	(53,193)	—	(311)	21,305	1,839,597
Consumer loans	1,920,204	(527,363)	(166,708)	624,147	22,807	330,963	(1,261)	—	369	7,346	2,210,504
Total	12,177,920	(2,846,034)	(899,533)	2,698,325	42,861	(1,473,674)	−	—	(21,777)	33,754	9,711,842

Stage 3	Balance at			Transfer	Transfer	New loans,	Transfers		Exchange	Acquisition of	Balance at
	December 31,	Transfer to	Transfer to	from	from	liquidation and	between classes	Sale of loan	differences and	bussiness,	December
Loans by class	2018	Stage 1	Stage 2	Stage 1	Stage 2	write-offs, net	of loans	portfolio	others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	3,398,900	(13,724)	(8,894)	569,032	381,261	(446,188)	(33,193)	(72,219)	(18,719)	15,161	3,771,417
Residential mortgage loans	959,033	(12,980)	(4,840)	135,231	142,954	(179,012)	−	(41,080)	(4,634)	319	994,991
Micro-business loans	1,257,956	(12,896)	(6,320)	440,088	208,610	(591,241)	32,745	(33,262)	(366)	55,544	1,350,858
Consumer loans	700,865	(17,725)	(22,807)	307,297	166,708	(296,338)	448	(5,220)	(481)	15,903	848,650
Total	6,316,754	(57,325)	(42,861)	1,451,648	899,533	(1,512,779)	−	(151,781)	(24,200)	86,927	6,965,916

Consolidated 3 Stages	Balance at			Transfers		Exchange	Acquisition of	Balance at
	December 31,	Write-offs,	New loans and	between classes	Sale of loan	differences	bussiness,	December
Loans by class	2018	net	liquidation, net	of loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	85,139,074	(115,040)	(683,077)	391,539	(72,219)	(351,000)	183,427	84,492,704
Residential mortgage loans	17,770,692	(11,671)	2,000,263	2,788	(41,080)	(70,524)	26,253	19,676,721
Micro-business loans	15,459,157	(666,506)	2,144,661	(375,914)	(33,262)	(1,139)	445,781	16,972,778
Consumer loans	13,333,940	(747,948)	2,615,163	(18,413)	(5,220)	(10,008)	114,498	15,282,012
Total	131,702,863	(1,541,165)	6,077,010	−	(151,781)	(432,671)	769,959	136,424,215

Schedule of Allowance for Credit Losses on Financial instruments

At December 31, 2020 and 2019, the allowance for loan loss for direct and indirect loans was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan loss is shown below for direct and indirect loans:

Stage 1						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2019	Stage 2	Stage 3	Stage 2	Stage 3	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	388,685	(319,248)	(22,486)	316,999	17,175	30,824	107,989	155,568	—	45,997	—	721,503
Residential mortgage loans	38,085	(43,170)	(1,721)	31,320	4,980	30,797	92,322	258	—	5,064	—	157,935
Micro-business loans	425,642	(854,632)	(63,397)	324,242	26,997	551,140	199,197	(14,574)	—	15,573	—	610,188
Consumer loans	248,355	(392,000)	(45,561)	418,592	29,305	422,158	(191,856)	(141,252)	—	7,695	—	355,436
Total	1,100,767	(1,609,050)	(133,165)	1,091,153	78,457	1,034,919	207,652	—	—	74,329	—	1,845,062

Stage 2						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2019	Stage 1	Stage 3	Stage 1	Stage 3	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	166,135	(316,999)	(117,858)	319,248	42,832	4,911	473,890	91,534	—	2,523	—	666,216
Residential mortgage loans	25,684	(31,320)	(19,698)	43,170	3,977	(24,980)	113,363	4	—	1,539	—	111,739
Micro-business loans	249,960	(324,242)	(275,227)	854,632	51,478	(231,405)	851,228	(88,758)	—	312	—	1,087,978
Consumer loans	513,431	(418,592)	(650,885)	392,000	57,554	(285,948)	1,341,355	(2,780)	—	177	—	946,312
Total	955,210	(1,091,153)	(1,063,668)	1,609,050	155,841	(537,422)	2,779,836	—	—	4,551	—	2,812,245

Stage 3						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2019	Stage 1	Stage 2	Stage 1	Stage 2	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,315,227	(17,175)	(42,832)	22,486	118,072	(154,589)	989,400	(22,478)	(13,124)	34,440	—	2,229,427
Residential mortgage loans	472,711	(4,980)	(3,977)	1,721	19,698	(102,806)	247,475	1	(4,523)	14,430	—	639,750
Micro-business loans	960,885	(26,997)	(51,478)	63,397	275,227	(683,408)	870,928	31,414	(3,511)	9,531	—	1,445,988
Consumer loans	702,959	(29,305)	(57,554)	45,561	650,885	(954,465)	1,113,651	(8,937)	(2,332)	2,902	—	1,463,365
Total	3,451,782	(78,457)	(155,841)	133,165	1,063,882	(1,895,268)	3,221,454	—	(23,490)	61,303	—	5,778,530

Consolidated 3 Stages		Credit loss of the period
			New loans		Transfers
	Balance at		and	Changes in	between		Exchange	Acquisition	Balance at
	December	Write-offs,	liquidation,	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	31, 2019	net	net	EADs	loans	portfolio	and others	Note 2(a)	31, 2020 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,870,047	(141,669)	22,815	1,571,279	224,624	(13,124)	82,960	—	3,616,932
Residential mortgage loans	536,480	(46,519)	(50,470)	453,160	263	(4,523)	21,033	—	909,424
Micro-business loans	1,636,487	(529,268)	165,595	1,921,353	(71,918)	(3,511)	25,416	—	3,144,154
Consumer loans	1,464,745	(551,662)	(266,593)	2,263,150	(152,969)	(2,332)	10,774	—	2,765,113
Total	5,507,759	(1,269,118)	(128,653)	6,208,942	—	(23,490)	140,183	—	10,435,623

Stage 1						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2018	Stage 2	Stage 3	Stage 2	Stage 3	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	311,767	(11,258)	(9,281)	41,033	9,492	36,768	10,982	4,886	—	(8,834)	3,130	388,685
Residential mortgage loans	31,479	(2,069)	(726)	7,857	6,178	6,850	(11,675)	134	—	(490)	547	38,085
Micro-business loans	342,519	(22,272)	(49,368)	57,319	9,631	(71,852)	149,468	(6,511)	—	(5,759)	22,467	425,642
Consumer loans	276,019	(18,691)	(80,991)	90,915	16,831	(97,213)	57,927	1,491	—	(176)	2,243	248,355
Total	961,784	(54,290)	(140,366)	197,124	42,132	(125,447)	206,702	—	—	(15,259)	28,387	1,100,767

Stage 2						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2018	Stage 1	Stage 3	Stage 1	Stage 3	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	151,999	(41,033)	(21,988)	11,258	6,102	(4,601)	62,277	994	—	(511)	1,638	166,135
Residential mortgage loans	22,404	(7,857)	(4,562)	2,069	2,434	2,780	8,409	42	—	(100)	65	25,684
Micro-business loans	263,593	(57,319)	(43,113)	22,272	5,576	(121,662)	172,546	(956)	—	63	8,960	249,960
Consumer loans	500,535	(90,915)	(43,031)	18,691	21,996	(153,370)	257,845	(80)	—	(19)	1,779	513,431
Total	938,531	(197,124)	(112,694)	54,290	36,108	(276,853)	501,077	—	—	(567)	12,442	955,210

Stage 3						New loans		Transfers
	Balance at			Transfer	Transfer	liquidation,	Changes in	between		Exchange	Acquisition	Balance at
	December 31,	Transfer to	Transfer to	from	from	and write-	PDs, LGDs,	classes of	Sale of loan	differences	of business,	December
Loans by class	2018	Stage 1	Stage 2	Stage 1	Stage 2	offs, net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,355,363	(9,492)	(6,102)	9,281	21,988	(275,028)	301,493	(33,973)	(55,783)	(6,348)	13,828	1,315,227
Residential mortgage loans	470,286	(6,178)	(2,434)	726	4,562	(101,740)	146,860	—	(24,319)	(15,245)	193	472,711
Micro-business loans	979,292	(9,631)	(5,576)	49,368	43,113	(457,093)	327,884	32,878	(27,267)	(22,688)	50,605	960,885
Consumer loans	609,275	(16,831)	(21,996)	80,991	43,031	(255,086)	284,403	1,095	(3,943)	(30,628)	12,648	702,959
Total	3,414,216	(42,132)	(36,108)	140,366	112,694	(1,088,947)	1,060,640	—	(111,312)	(74,909)	77,274	3,451,782

Consolidated 3 Stages			Credit loss of the period
	Balance at		New loans	Changes in	Transfers	Sale of	Exchange	Acquisition	Balance at
	December	Write-offs,	and	PDs, LGDs,	between classes of	loan	differences	of business,	December
Loans by class	31, 2018	net	liquidation,net	EADs	loans	portfolio	and others	Note 2(a)	31, 2019 (*)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	1,819,129	(181,520)	(61,341)	374,752	(28,093)	(55,783)	(15,693)	18,596	1,870,047
Residential mortgage loans	524,169	(42,920)	(49,190)	143,594	176	(24,319)	(15,835)	805	536,480
Micro-business loans	1,585,404	(816,886)	166,279	649,898	25,411	(27,267)	(28,384)	82,032	1,636,487
Consumer loans	1,385,829	(781,593)	275,924	600,175	2,506	(3,943)	(30,823)	16,670	1,464,745
Total	5,314,531	(1,822,919)	331,672	1,768,419	—	(111,312)	(90,735)	118,103	5,507,759

(*)The movement in the allowance for loan losses of the period 2020 includes the allowance for direct and indirect loans for approximately S/9,898.8 million and S/536.9 million, respectively (approximately S/5,124.0 million and S/383.8 million, respectively, at December 31, 2019). The expected loan loss for indirect loan is included in “Other liabilities” of the consolidated statement of financial position, Note 13(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2020 and 2019 has been established in accordance with IFRS 9 and is sufficient to cover incurred losses on the loan portfolio.

Schedule of detailed information about direct gross loan on maturity basis

f)   The following table presents the gross direct loan portfolio at December 31, 2020 and 2019 by maturity based on the remaining period to the payment due date:

	2020	2019
	S/(000)	S/(000)
Outstanding loans -
Up to 1 year	51,346,112	53,306,936
From 1 to 3 years	40,897,556	24,586,441
From 3 to 5 years	12,812,446	9,615,514
More than 5 years	26,922,142	23,994,181
	131,978,256	111,503,072
Internal overdue loans -
Overdue 90 days	984,630	692,161
Over 90 days	3,700,939	2,612,725
	4,685,569	3,304,886

Total	136,663,825	114,807,958